Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Liabilities to related parties:
Net receivables from related parties	$ 6,846,552	$ 2,627,351
Taizhou Huadi Industrial Ltd. [Member]
Liabilities to related parties:
Liabilities to related parties	(5,342,512)	(5,251,600)
Jueqin Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(341,374)	(254,319)	$ (281,892)
Yiyu Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(919,053)
Advances to Suppliers [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties	5,342,512	5,251,600
Accounts Receivable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties	1,880,762
Accounts Receivable [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Receivables from related parties		498,125
Other Receivables [Member] | Huashang Micro Finance Co. [Member]
Receivables from related parties:
Receivables from related parties	1,030,989	979,336
Due to Related Parties [Member] | Di Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(147,284)
Due to Related Parties [Member] | Jueqin Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(341,374)	(254,319)
Due to Related Parties [Member] | Huizhi Wang [Member]
Liabilities to related parties:
Liabilities to related parties		(699,526)
Due to Related Parties [Member] | Juelin Wang [Member]
Liabilities to related parties:
Liabilities to related parties		(699,526)
Due to Related Parties [Member] | Yiyu Wang [Member]
Liabilities to related parties:
Liabilities to related parties	$ (919,053)	(1,748,813)
Due to Related Parties [Member] | Bing Zhang [Member]
Liabilities to related parties:
Liabilities to related parties		$ (699,526)